Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
18.	Subsequent events

a)	From January 1, 2018 to February 27, 2018, the Company granted 897,980 stock options at a weighted average exercise price of $13.88.